Incorporated herein by reference is a supplement to the prospectus of MFS Alabama Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Arkansas Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS California Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Georgia Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Maryland Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Massachusetts Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Mississippi Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Municipal Income Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS New York Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS North Carolina Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Pennsylvania Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS South Carolina Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Tennessee Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS Virginia Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).

Incorporated herein by reference is a supplement to the prospectus of MFS West Virginia Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 002-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022394).